Income tax - Reconciliation of deferred income tax assets (liability) (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Deferred tax liability (asset) at beginning of period	₽ (952)	₽ (532)	₽ (586)
Effect of acquisitions of subsidiaries			(74)
Deferred tax benefit/(expense)	(187)	(420)	128
Deferred tax liability (asset) at end of period	₽ (1,139)	₽ (952)	₽ (532)